PROVISIONS - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) lender	Dec. 31, 2023 GBP (£)
Disclosure of other provisions [line items]
Provisions	£ 611	£ 402
Number of other lenders | lender	2
Additional provisions	£ 701
Unused provision reversed, other provisions	£ 5
Maximum
Disclosure of other provisions [line items]
Increase in claim rate assumption, percentage	50.00%
Customer remediation- interest refund
Disclosure of other provisions [line items]
Additional provisions	£ 295
Litigation and other regulatory
Disclosure of other provisions [line items]
Provisions	112	132
Additional provisions	29
Net provision	39
Unused provision reversed, other provisions	4
Regulatory levies and fees
Disclosure of other provisions [line items]
Provisions	2	0
Additional provisions	44
Unused provision reversed, other provisions	0
Regulatory levies and fees | Bank of England
Disclosure of other provisions [line items]
Additional provisions	42
Property transformation charges
Disclosure of other provisions [line items]
Additional provisions		4
Unused provision reversed, other provisions	2
Restructuring
Disclosure of other provisions [line items]
Provisions	18	32
Additional provisions	87
Unused provision reversed, other provisions	0
Provisions for costs related to transformation programs	82
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions	161
Fraud losses
Disclosure of other provisions [line items]
Additional provisions	122
No later than one year
Disclosure of other provisions [line items]
Provisions	£ 208	£ 217
No later than one year | Regulatory related UK Bank Levy
Disclosure of other provisions [line items]
Bank levy rate	0.10%	0.10%
Later than one year | Regulatory related UK Bank Levy
Disclosure of other provisions [line items]
Bank levy rate	0.05%	0.05%